INVENTORIES	6 Months Ended
Jun. 30, 2025
Inventory Disclosure [Abstract]
INVENTORIES	Note 4 INVENTORIES As of June 30, 2025 and December 31, 2024, inventories consisted of the following:

	June 30, 2025	December 31, 2024
	(Unaudited)	(Audited)
	$	$
Raw materials	22,771	–
Total	22,771	–